Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRIA — 1.8%
200,600	Erste Group Bank A.G.	$6,635,181
	CANADA — 8.2%
415,100	Brookfield Corp.	13,523,384
327,400	Cameco Corp.	8,573,204
161,000	Magna International, Inc.	8,623,596
		30,720,184
	FRANCE — 16.8%
113,200	Amundi S.A.[1]	7,126,407
304,500	Cie Generale des Etablissements Michelin SCA	9,294,168
304,700	Dassault Systemes S.E.	12,515,468
15,700	LVMH Moet Hennessy Louis Vuitton S.E.	14,377,052
67,200	Safran S.A.	9,950,643
168,600	TotalEnergies S.E.	9,939,373
		63,203,111
	GERMANY — 8.4%
39,600	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	13,849,908
145,300	Nemetschek S.E.	9,971,352
72,300	Symrise A.G.	7,856,480
		31,677,740
	HONG KONG — 2.3%
816,500	AIA Group Ltd.	8,596,762
	IRELAND — 6.7%
59,100	Accenture PLC - Class A	16,891,371
248,800	Experian PLC	8,164,421
		25,055,792
	JAPAN — 15.3%
230,500	FANUC Corp.	8,263,453
292,300	KDDI Corp.	9,010,611
381,300	Kubota Corp.	5,740,679
91,200	Nidec Corp.	4,701,668
168,600	Otsuka Holdings Co., Ltd.	5,337,043
556,500	Pan Pacific International Holdings Corp.	10,725,540
154,600	Sony Group Corp.	13,955,044
		57,734,038

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.1%
159,900	Samsung Electronics Co., Ltd.	$7,860,814
	NETHERLANDS — 7.2%
103,200	Akzo Nobel N.V.	8,055,890
98,500	Heineken N.V.	10,581,727
71,900	Koninklijke DSM N.V.	8,475,794
		27,113,411
	PERU — 2.5%
71,500	Credicorp Ltd.	9,465,885
	SINGAPORE — 2.7%
403,000	DBS Group Holdings Ltd.	9,993,237
	SWEDEN — 1.9%
304,400	Assa Abloy A.B. - Class B	7,282,255
	SWITZERLAND — 4.8%
142,200	Alcon, Inc.	10,055,016
89,300	Novartis A.G.	8,174,610
		18,229,626
	UNITED KINGDOM — 16.3%
219,700	Ashtead Group PLC	13,437,856
175,400	Coca-Cola Europacific Partners PLC	10,381,926
441,000	GSK PLC	7,774,352
2,688,500	Haleon PLC	10,679,706
1,472,600	Rentokil Initial PLC	10,747,473
159,000	Unilever PLC	8,223,306
		61,244,619
	Total Common Stocks
	(Cost $335,294,348)	364,812,655

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.3%
31,125,899	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%[2]	$31,125,899
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,125,899)	31,125,899
	TOTAL INVESTMENTS — 105.3%
	(Cost $366,420,247)	395,938,554
	Liabilities in Excess of Other Assets — (5.3)%	(19,830,628)
	TOTAL NET ASSETS — 100.0%	$376,107,926

PLC – Public Limited Company

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,126,407, which represents 1.9% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.